Benefit Plans - Change in Component of Other Comprehensive income (Loss) Related to Retirement Plan and Post-retirement Benefit Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Benefit Plans [Abstract]
Change in overfunded position of pension and postretirement benefits	$ (7,695)	$ (10,524)
Prior service cost	0	0
Amortization of net actuarial gain	1,998	824	$ 423
Amortization of prior service cost	(13)	(13)	(13)
Total	(5,710)	(9,713)
Retirement Plan [Member]
Benefit Plans [Abstract]
Change in overfunded position of pension and postretirement benefits	(4,707)	(7,451)
Prior service cost	0	0
Amortization of net actuarial gain	964	86
Amortization of prior service cost	0	0
Total	(3,743)	(7,365)
Postretirement Benefits [Member]
Benefit Plans [Abstract]
Change in overfunded position of pension and postretirement benefits	(2,988)	(3,073)
Prior service cost	0	0	0
Amortization of net actuarial gain	1,034	738
Amortization of prior service cost	(13)	(13)	$ (13)
Total	$ (1,967)	$ (2,348)